FINANCIAL INSTRUMENTS (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Cash	$ 2,688	$ 11,245
Current liabilities	$ 13,808	16,764
Interest Rate Risk [Member]
Statement [Line Items]
Asset And Liability Exposure, Description	A 10% change in the interest rate would not result in a material impact on the Company’s operations.
Liquidity Risk [Member]
Statement [Line Items]
Cash	$ 2,688
Current liabilities	9,727
Foreign Currency Risk [Member]
Statement [Line Items]
Impact On Net Earning (loss)	304	275
Price Risk [Member]
Statement [Line Items]
Impact On Net Earning (loss)	134	65
Price Risk [Member] | Long-term investments [Member]
Statement [Line Items]
Impact On Net Earning (loss)	$ 86	$ 175